Intangible Assets and Goodwill - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 28, 2012 Year	Oct. 17, 2011
Acquired Finite-Lived Intangible Assets [Line Items]
Intellectual property assets		$ 14,528
Intellectual property assets, useful life	3
Amortization expense related to acquisition	$ 3,935